CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Property and equipment	$ 2,898	$ 2,848
Intangible assets	1,619	1,960
Investments and derivatives	53	71
Deferred tax assets	312	274
Other assets	178	157
Total non-current assets	5,060	5,310
Current assets
Inventories	23	18
Trade and other receivables	542	456
Investments and derivatives	433	120
Current income tax assets	58	72
Other assets	200	208
Cash and cash equivalents	1,902	3,107
Total current assets	3,158	3,981
Assets classified as held for sale	0	5,792
Total assets	8,218	15,083
Equity
Equity attributable to equity owners of the parent	858	569
Non-controlling interests	213	198
Total equity	1,071	767
Non-current liabilities
Debt and derivatives	3,464	5,336
Provisions	44	47
Deferred tax liabilities	26	36
Other liabilities	29	20
Total non-current liabilities	3,563	5,439
Current liabilities
Trade and other payables	1,200	1,087
Debt and derivatives	1,692	2,844
Provisions	81	59
Current income tax payables	154	180
Other liabilities	457	475
Total current liabilities	3,584	4,645
Liabilities associated with assets held for sale	0	4,232
Total equity and liabilities	$ 8,218	$ 15,083